Cryptocurrencies - Summary of the Adjusted Cost Basis of Cryptocurrencies (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Indefinite-Lived Intangible Assets [Line Items]
Impairment of cryptocurrencies (prior to adoption of ASU 2023-08)	$ 0	$ 0
Cryptocurrencies [Member]
Indefinite-Lived Intangible Assets [Line Items]
Impairment of cryptocurrencies (prior to adoption of ASU 2023-08)		(8,700,000)
Cryptocurrencies [Member] | Bitcoin [Member]
Indefinite-Lived Intangible Assets [Line Items]
Beginning balance	1,510,000	712,000
Purchase or receipts of cryptocurrency	450,064,000	425,348,000
Cost of cryptocurrencies sold or distributed	(438,923,000)	(415,863,000)
Unrealized loss on cryptocurrency	(2,576,000)
Impairment of cryptocurrencies (prior to adoption of ASU 2023-08)		(8,687,000)
Ending Balance	10,927,000	1,510,000
Cryptocurrencies [Member] | Bitcoin [Member] | Cumulative-effect adjustment from adoption of ASU 2023-08
Indefinite-Lived Intangible Assets [Line Items]
Beginning balance	$ 852,000
Ending Balance		$ 852,000